Label	Element	Value
Document And Entity Information Elements	ck0000088525_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	Guggenheim Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2014
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014